Legal proceedings	12 Months Ended
Dec. 31, 2022
Legal proceedings [Abstract]
Legal proceedings
45 Legal proceedings
ING Group and its consolidated subsidiaries are involved in governmental, regulatory, arbitration and legal proceedings and investigations in the Netherlands and in a number of foreign jurisdictions, including the U.S., involving claims by and against them which arise in the ordinary course of their businesses, including in connection with their activities as lenders, broker-dealers, underwriters, issuers of securities and investors and their position as employers and taxpayers. In certain of such proceedings, very large or indeterminate amounts are sought, including punitive and other damages. While it is not feasible to predict or determine the ultimate outcome of all pending or threatened governmental, regulatory, arbitration and legal proceedings and investigations, ING is of the opinion that some of the proceedings and investigations set out below may have or have in the recent past had a significant effect on the financial position, profitability or reputation of the ING and/or the ING and its consolidated subsidiaries.
Settlement agreement: On 4 September 2018, ING announced that it had entered into a settlement agreement with the Dutch Public Prosecution Service relating to previously disclosed investigations regarding various requirements for client on-boarding and the prevention of money laundering and corrupt practices. Following the entry into the settlement agreement, ING has experienced heightened scrutiny from authorities in various countries. ING is also aware, including as a result of media reports, that other parties may, among other things, seek to commence legal proceedings against ING in connection with the subject matter of the settlement. Certain parties filed requests with the Court of Appeal in The Netherlands to reconsider the prosecutor’s decision to enter into the settlement agreement with ING and not to prosecute ING or (former) ING employees. In December 2020, the Court of Appeal issued its final ruling. In this ruling the prosecutors' decision to enter into the settlement agreement with ING was upheld, making the settlement final. However, in a separate ruling, the Court ordered the prosecution of ING’s former CEO.
Findings regarding AML processes: As previously disclosed, after its September 2018 settlement with Dutch authorities concerning anti-money laundering matters, and in the context of significantly increased attention on the prevention of financial economic crime, ING has experienced heightened scrutiny by authorities in various countries. The interactions with such regulatory and judicial authorities have included, and can be expected to continue to include, onsite visits, information requests, investigations and other enquiries. Such interactions, as well as ING’s internal assessments in connection with its global enhancement programme, have in some cases resulted in satisfactory outcomes, and also have resulted in, and may continue to result in, findings, or other conclusions which may require appropriate remedial actions by ING, or may have other consequences. ING intends to continue to work in close cooperation with authorities as it seeks to improve its management of non-financial risks in terms of policies, tooling, monitoring, governance, knowledge and behaviour.
In January 2022, a Luxembourg investigating judge informed ING Luxembourg that he intends to instruct the relevant prosecutor to prepare a criminal indictment regarding alleged shortcomings in AML process at ING Luxembourg. Although this matter remains at an early procedural stage and it is currently not possible to determine how this matter will be resolved or the timing of any such resolution, ING does not expect a financial outcome of this matter to have a material effect.
Payvision is the subject of a criminal investigation by Dutch authorities regarding money laundering and various requirements of the Dutch act on Anti-Money Laundering and Counter Terrorist Financing, focusing on the period from 1 January 2015 up to and including April 2020. Payvision is cooperating with such ongoing investigation. It is currently not feasible to determine how the ongoing investigation may be resolved or the timing of any such resolution, nor to estimate reliably the possible timing, scope or amounts of any resulting fines, penalties and/or other outcome.
ING continues to take steps to enhance its management of compliance risks and embed stronger awareness across the whole organisation. These steps are part of the global KYC programme and set of initiatives, which includes enhancing KYC files and working on various structural improvements in compliance policies, tooling, monitoring, governance, knowledge and behaviour.
Tax cases: Because of the geographic spread of its business, ING may be subject to tax audits, investigations and procedures in numerous jurisdictions at any point in time. Although the Issuer believes that it has adequately provided for all its tax positions, the ultimate resolution of these audits, investigations and procedures is uncertain and may result in liabilities which are materially different from the amounts recognised.
Litigation regarding products of a former subsidiary in Mexico: Proceedings in which ING is involved include complaints and lawsuits concerning the performance of certain interest sensitive products that were sold by a former subsidiary of ING in Mexico.
SIBOR – SOR litigation: In July 2016, investors in derivatives tied to the Singapore Interbank Offer Rate (“SIBOR”) filed a U.S. class action complaint in the New York District Court alleging that several banks, including ING, conspired to rig the prices of derivatives tied to SIBOR and the Singapore Swap Offer Rate (“SOR”). The lawsuit refers to investigations by the Monetary Authority of Singapore (“MAS”) and other regulators, including the U.S. Commodity Futures Trading Commission (“CFTC”), in relation to rigging prices of SIBOR- and SOR based derivatives. In October 2018, the New York District Court issued a decision dismissing all claims against ING Group and ING Capital Markets LLC, but leaving ING Bank, together with several other banks, in the case, and directing plaintiffs to file an amended complaint consistent with the Court's rulings. In October 2018, plaintiffs filed such amended complaint, which asserts claims against a number of defendants but none against ING Bank (or any other ING entity), effectively dismissing ING Bank from the case. In December 2018, plaintiffs sought permission from the Court to file a further amended complaint that names ING Bank as a defendant. In July 2019, the New York District Court granted the defendants’ motion to dismiss and denied leave to further amend the complaint, effectively dismissing all remaining claims against ING Bank. In March 2021, the Second Circuit court vacated the District Court’s ruling. The case was remanded to the District Court to reconsider the amended complaint that would add
ING Bank N.V. back to the case. In April 2021, the defendants filed a petition for rehearing with the Second Circuit court. In May 2021, the Second Circuit court denied the defendants’ petition. In March 2022, plaintiffs and ING executed a formal class settlement agreement. On 29 November 2022, the Court entered its final judgement, approving ING’s settlement (and those of all other defendants) with plaintiffs. The case is now closed.
Claims regarding accounts with predecessors of ING Bank Turkey: ING Bank Turkey has received numerous claims from (former) customers of legal predecessors of ING Bank Turkey. The claims are based on offshore accounts held with these banks, which banks were seized by the Savings Deposit Insurance Fund (“SDIF”) prior to the acquisition of ING Bank Turkey in 2007 from OYAK. Pursuant to the acquisition contract, ING can claim compensation from SDIF if a court orders ING to pay amounts to the offshore account holders. SDIF has made payments to ING pursuant to such compensation requests, but filed various lawsuits to receive those amounts back. These lawsuits are ongoing. In April 2022 the Turkish Supreme Court decided that the prescription period for the offshore account holders’ compensation claims starts on the transfer date of the account holders to the offshore accounts. The exact impact of this decision on the ongoing cases is not clear yet. At this moment it is not possible to assess the outcome of these procedures nor to provide an estimate of the (potential) financial effect of these claims.
Interest rate derivatives claims: ING is involved in several legal proceedings in the Netherlands with respect to interest rate derivatives that were sold to clients in connection with floating interest rate loans in order to hedge the interest rate risk of the loans. These proceedings are based on several legal grounds, depending on the facts and circumstances of each specific case, inter alia alleged breach of duty of care, insufficient information provided to the clients on the product and its risks and other elements related to the interest rate derivatives that were sold to clients. In some cases, the court has ruled in favour of the claimants and awarded damages, annulled the interest rate derivative or ordered repayment of certain amounts to the claimants.
Interest surcharges claims: ING received complaints and was involved in litigation with certain individuals in the Netherlands regarding increases in interest surcharges with respect to several credit products, including but not limited to commercial property. ING has reviewed the relevant product portfolio. The provision previously taken has been reversed for certain of these complaints. All claims are dealt with individually. Thus far, the courts have ruled in favour of ING in each case, ruling that ING was allowed to increase the interest surcharge based upon the essential obligations in the contract. In a relevant case the Dutch Supreme Court ruled in favor of another Dutch bank, addressing the question whether or not a bank is allowed to increase interest surcharges unilaterally. The Supreme Court ruled affirmative and referred the case to the Court of Appeal in The Hague. The Court of Appeal also ruled in favour of the Dutch bank in October 2022. ING will continue to deal with all claims individually.
Mortgage expenses claims: ING Spain has received claims and is involved in procedures with customers regarding reimbursement of expenses associated with the formalisation of mortgages. In most court proceedings in first instance the expense clause of the relevant mortgage contract has been declared null and ING Spain has been ordered to reimburse all or part of the applicable expenses. Since 2018, the Spanish Supreme Court and the European Court of Justice have issued rulings setting out which party should bear notary, registration, agency, and stamp duty costs. In January 2021, the Spanish Supreme Court ruled that valuation costs of mortgages, signed prior to 16 June 2019, the date the new mortgage law entered into force, should be borne by the bank. Media attention for the statute of limitations applicable to the right to claim reimbursement of costs resulted in an increased number of claims at the beginning of 2021. In June 2021, the Supreme Court published a press release informing of its decision to ask the European Court of Justice for a preliminary ruling regarding the criteria that should be applied to determine the date from which the action for claiming the reimbursement of mortgage expenses is considered to be expired. ING Spain has also been included, together with other Spanish banks, in three class actions filed by customer associations. In one of the class actions an agreement was reached with the association. In another class action ING filed an appeal asking the Spanish Court of Appeal to determine that the ruling of the court of first instance is only applicable to the consumers that were part of the case. The National Court has revoked the ruling and declared that the consumers will not be able to initiate an action for compensation based on the first instance ruling, as the claimant association intended. This last decision is not yet final, as it could be appealed in the Supreme Court. A provision has been established in the past and has been adjusted where appropriate.
Imtech claim: In January 2018, ING Bank received a claim from Stichting ImtechClaim.nl and Imtech Shareholders Action Group B.V. on behalf of certain (former) shareholders of Imtech N.V. (“Imtech”). Furthermore, in March 2018, ING Bank received another claim on the same subject matter from the Dutch Association of Stockholders (Vereniging van Effectenbezitters, “VEB”). In June 2022, VEB reiterated and further substantiated its claim in a letter to ING. Each of the claimants allege inter alia that shareholders were misled by the prospectus of the rights issues of Imtech in July 2013 and October 2014. ING Bank, being one of the underwriters of the rights issues, is held liable by the claimants for the damages that investors in Imtech would have suffered. ING Bank responded to the claimants denying any and all responsibility in relation to the allegations made in the relevant letters. In September 2018, the trustees in the bankruptcy of Imtech claimed from various financing parties, including ING, payment of what the security agent has collected following bankruptcy or intends to collect, repayment of all that was repaid to the financing parties, as well as compensation for the repayment of the bridge financing. At this moment it is not possible to assess the outcome of these claims nor to provide an estimate of the (potential) effect of these claims.
Claims regarding mortgage loans in Swiss franc in Poland: ING Poland is a defendant in several lawsuits with retail customers who took out mortgage loans indexed to the Swiss franc. Such customers have alleged that the mortgage loan contract contains abusive clauses. One element that the court is expected to consider in determining whether such contracts contain abusive clauses is whether the rules to determine the exchange rate used for the conversion of the loan from Polish zloty to Swiss franc are unambiguous and verifiable. In December 2020, the Polish Financial Supervision Authority (PFSA) proposed that lenders offer borrowers voluntary out-of-court settlements on foreign-currency mortgage disputes, with mortgages indexed to Swiss franc serving as a reference point. In February 2021, ING Poland announced its support for this initiative and in October 2021 began offering the settlements to the borrowers following the PFSA’s proposal. ING has recorded a portfolio provision with respect to the claims and the PFSA proposal. The Polish Supreme Court was expected to provide further clarity on this topic in a ruling scheduled for November 2021, however the court’s session on this matter was postponed and the date of the next session has not yet been announced. In October 2022, a hearing of the European Court of Justice (CJEU) was held inter alia on the question whether, after cancellation of a contract regarding a Swiss franc loan by a court, banks may still charge interests for the amount borrowed under such loan prior to cancellation.
On 16 February 2023, the Advocate General (AG) of the CJEU provided his opinion on the matter. The AG opined that banks cannot claim any remuneration (i.e. interest) for the duration the principal amount was available to the customer. The customer, however, may assert claims against banks in addition to reimbursement of interest and instalments previously paid to the bank. The AG’s opinion is not binding on the CJEU. His role is to propose to the CJEU a legal solution to this case. Should the CJEU follow the opinion of the AG, this will have negative effect for banks in Poland. The CJEU’s ruling is expected within a few months.
Certain Consumer Credit Products: In October 2021, ING announced that it would offer compensation to certain of its Dutch retail customers in connection with certain revolving consumer loans with variable interest rates that allegedly did not sufficiently follow market rates. This announcement was made in response to a number of rulings by the Dutch Institute for Financial Disputes (Kifid) regarding similar products at other banks. ING currently expects that any such compensation will be paid before the end of 2022. ING has recognized a provision of EUR 180 million in 2021 for compensation and costs in connection with this matter. On 22 December 2021, ING announced that it has reached an agreement with the Dutch Consumers’ Association (Consumentenbond) on the compensation methodology for revolving credits. Based on a recent Kifid ruling regarding similar products, ING will amend its previously announced compensation scheme by also compensating interest on interest. In the third quarter of 2022, ING increased its provision for this matter by EUR 75 million. In the fourth quarter of 2022, ING and the Dutch Consumers’ Association reached an agreement on the compensation of customers who have had an overdraft or a revolving credit card with a variable interest rate. ING will compensate such customers according to Kifid jurisprudence about revolving credits including ‘interest-on-interest’-effect. Compensation will start in the first half of 2023